Quarterly Holdings Report
for
Fidelity Freedom® 2005 Fund
December 31, 2021
F05-NPRT3-0322
1.811313.117
U.S. Treasury Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.05% 1/20/22 to 3/3/22 (b) (Cost $279,981)	280,000	279,985

Domestic Equity Funds - 10.2%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	273,802	3,258,248
Fidelity Series Blue Chip Growth Fund (c)	310,327	5,104,886
Fidelity Series Commodity Strategy Fund (c)	4,879,025	19,955,211
Fidelity Series Growth Company Fund (c)	636,483	12,990,618
Fidelity Series Intrinsic Opportunities Fund (c)	679,721	13,417,696
Fidelity Series Large Cap Stock Fund (c)	615,230	11,683,214
Fidelity Series Large Cap Value Index Fund (c)	277,313	4,314,995
Fidelity Series Opportunistic Insights Fund (c)	323,696	6,713,464
Fidelity Series Small Cap Discovery Fund (c)	102,712	1,463,640
Fidelity Series Small Cap Opportunities Fund (c)	324,984	4,848,767
Fidelity Series Stock Selector Large Cap Value Fund (c)	706,214	9,929,371
Fidelity Series Value Discovery Fund (c)	459,826	7,619,319
TOTAL DOMESTIC EQUITY FUNDS (Cost $72,495,206)		101,299,429

International Equity Funds - 14.8%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	599,190	8,706,236
Fidelity Series Emerging Markets Fund (c)	612,861	6,441,174
Fidelity Series Emerging Markets Opportunities Fund (c)	2,781,184	58,460,494
Fidelity Series International Growth Fund (c)	1,170,165	22,373,558
Fidelity Series International Small Cap Fund (c)	323,718	6,924,325
Fidelity Series International Value Fund (c)	2,004,122	22,386,037
Fidelity Series Overseas Fund (c)	1,553,479	22,370,101
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $108,568,925)		147,661,925

Bond Funds - 59.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	9,037,550	90,827,374
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,243,324	12,594,876
Fidelity Series Emerging Markets Debt Fund (c)	575,775	5,222,281
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	184,976	1,746,175
Fidelity Series Floating Rate High Income Fund (c)	107,666	996,983
Fidelity Series High Income Fund (c)	656,794	6,265,812
Fidelity Series Inflation-Protected Bond Index Fund (c)	4,443,811	47,015,516
Fidelity Series International Credit Fund (c)	62,632	621,307
Fidelity Series International Developed Markets Bond Index Fund (c)	1,869,347	18,375,676
Fidelity Series Investment Grade Bond Fund (c)	32,337,718	375,764,280
Fidelity Series Long-Term Treasury Bond Index Fund (c)	3,453,685	29,425,400
Fidelity Series Real Estate Income Fund (c)	322,018	3,777,275
TOTAL BOND FUNDS (Cost $579,871,135)		592,632,955

Short-Term Funds - 15.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (d)	760,867	761,019
Fidelity Series Government Money Market Fund 0.08% (c)(e)	120,350,032	120,350,032
Fidelity Series Short-Term Credit Fund (c)	3,209,025	32,154,429
TOTAL SHORT-TERM FUNDS (Cost $153,103,752)		153,265,480

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $914,318,999)	995,139,774
NET OTHER ASSETS (LIABILITIES) - 0.0%	23,648
NET ASSETS - 100.0%	995,163,422

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	5	Mar 2022	306,575	1,816	1,816

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $279,985.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	744,074	1,653,244	1,636,299	263	-	-	761,019	0.0%
Total	744,074	1,653,244	1,636,299	263	-	-	761,019

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	93,148,235	2,175,704	586,155	(4,580)	(140,577)	90,827,374
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	20,484,599	7,992,065	96,302	(58,349)	160,691	12,594,876
Fidelity Series All-Sector Equity Fund	3,900,019	629,342	1,416,634	472,665	180,898	(35,377)	3,258,248
Fidelity Series Blue Chip Growth Fund	6,189,024	1,736,343	2,709,916	1,123,627	677,725	(788,290)	5,104,886
Fidelity Series Canada Fund	6,754,581	2,648,633	1,643,776	189,097	146,473	800,325	8,706,236
Fidelity Series Commodity Strategy Fund	29,598,209	9,365,507	15,720,789	8,456,553	(938,251)	(2,349,465)	19,955,211
Fidelity Series Emerging Markets Debt Fund	5,721,042	430,383	928,778	186,499	(63,602)	63,236	5,222,281
Fidelity Series Emerging Markets Debt Local Currency Fund	1,868,386	267,593	289,548	67,580	(3,744)	(96,512)	1,746,175
Fidelity Series Emerging Markets Fund	8,111,803	1,302,010	2,358,791	205,671	310,879	(924,727)	6,441,174
Fidelity Series Emerging Markets Opportunities Fund	74,413,071	17,617,617	22,869,571	6,694,884	4,791,888	(15,492,511)	58,460,494
Fidelity Series Floating Rate High Income Fund	1,152,223	59,632	223,384	35,411	(15,450)	23,962	996,983
Fidelity Series Government Money Market Fund 0.08%	188,976,392	9,691,575	78,317,935	88,258	-	-	120,350,032
Fidelity Series Growth Company Fund	15,804,841	5,633,943	7,661,669	3,728,119	2,395,897	(3,182,394)	12,990,618
Fidelity Series High Income Fund	6,797,750	409,334	1,055,978	267,939	(19,757)	134,463	6,265,812
Fidelity Series Inflation-Protected Bond Index Fund	121,133,026	6,337,301	82,508,448	3,855,699	7,773,988	(5,720,351)	47,015,516
Fidelity Series International Credit Fund	609,358	15,719	-	15,719	-	(3,770)	621,307
Fidelity Series International Developed Markets Bond Index Fund	-	18,950,983	481,555	11,801	(1,614)	(92,138)	18,375,676
Fidelity Series International Growth Fund	18,928,030	7,760,869	5,474,692	1,759,899	536,873	622,478	22,373,558
Fidelity Series International Small Cap Fund	5,997,388	1,992,214	1,284,061	808,632	262,565	(43,781)	6,924,325
Fidelity Series International Value Fund	18,906,898	8,461,262	5,564,934	1,103,980	396,582	186,229	22,386,037
Fidelity Series Intrinsic Opportunities Fund	15,846,757	3,416,298	4,808,925	2,374,411	1,181,809	(2,218,243)	13,417,696
Fidelity Series Investment Grade Bond Fund	399,415,672	30,043,484	57,009,891	6,492,487	(818,334)	4,133,349	375,764,280
Fidelity Series Large Cap Stock Fund	13,854,228	1,669,038	4,323,901	1,115,001	988,473	(504,624)	11,683,214
Fidelity Series Large Cap Value Index Fund	5,106,767	405,176	1,508,926	258,847	362,269	(50,291)	4,314,995
Fidelity Series Long-Term Treasury Bond Index Fund	29,149,903	6,268,953	8,395,314	558,171	(672,227)	3,074,085	29,425,400
Fidelity Series Opportunistic Insights Fund	8,090,455	1,810,551	3,598,071	1,108,388	1,321,123	(910,594)	6,713,464
Fidelity Series Overseas Fund	18,959,926	6,769,812	6,049,885	654,131	618,389	2,071,859	22,370,101
Fidelity Series Real Estate Income Fund	4,102,779	221,515	790,381	135,737	62,490	180,872	3,777,275
Fidelity Series Short-Term Credit Fund	39,775,353	4,650,806	11,756,427	533,450	43,150	(558,453)	32,154,429
Fidelity Series Small Cap Discovery Fund	1,733,878	298,289	564,305	261,977	104,214	(108,436)	1,463,640
Fidelity Series Small Cap Opportunities Fund	5,799,007	1,636,124	1,913,434	1,287,332	432,089	(1,105,019)	4,848,767
Fidelity Series Stock Selector Large Cap Value Fund	11,710,240	1,862,794	3,700,760	1,325,259	924,372	(867,275)	9,929,371
Fidelity Series Value Discovery Fund	9,006,001	1,012,666	2,829,639	631,324	802,914	(372,623)	7,619,319
	1,077,413,007	267,008,600	347,928,087	46,491,005	21,719,152	(24,113,902)	994,098,770

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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